Employee Benefit Plan, Related-Party and Party-in-Interest Transactions - EPB 012 [Member]	12 Months Ended
Dec. 31, 2025
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Abstract]
Employee Benefit Plan, Related Party and Party-in-Interest Transactions	Related-Party and Party-in-Interest TransactionsRegions Bank (a wholly-owned subsidiary of the Company) serves as the directed trustee of the Plan. Participants direct how their contributions are invested within the Plan. During the years ended December 31, 2025 and 2024, the Plan earned $13.4 million and $14.2 million, respectively, in common stock dividends and had $3.4 million and $3.5 million in dividends receivable from the Regions Stock Fund (an affiliate of the Company) at December 31, 2025 and 2024, respectively. These transactions qualify as party-in-interest transactions; however, they are exempt from the prohibited transaction rules under ERISA.
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Employee Benefit Plan, Related Party and Party-in-Interest Transactions	Related-Party and Party-in-Interest TransactionsRegions Bank (a wholly-owned subsidiary of the Company) serves as the directed trustee of the Plan. Participants direct how their contributions are invested within the Plan. During the years ended December 31, 2025 and 2024, the Plan earned $13.4 million and $14.2 million, respectively, in common stock dividends and had $3.4 million and $3.5 million in dividends receivable from the Regions Stock Fund (an affiliate of the Company) at December 31, 2025 and 2024, respectively. These transactions qualify as party-in-interest transactions; however, they are exempt from the prohibited transaction rules under ERISA.